Consolidated Balance Sheets		Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)
Current assets:
Cash		$ 90,758	$ 1,977,494
Restricted cash		6,980	6,880
Accounts receivable, net		2,580,730	2,006,000
Contract assets, current		236,054
Inventories, net		1,013,303	1,666,722
Prepaid expenses and other current assets, net		1,075,837	2,857,031
Total current assets		5,015,049	8,553,616
Non-current assets:
Property and equipment, net		713,402	1,090,737
Right-of-use assets, net		126,173	283,607
Deferred offering costs			598,527
Long-term investments		20,336,325
Contract assets, non-current		292,814
Other non-current assets			30,719
Total non-current assets		21,468,714	2,003,590
TOTAL ASSETS		26,483,763	10,557,206
Current liabilities:
Short-term borrowings		9,632,029	8,421,400
Accounts payable		2,713,803	221,097
Contract liabilities		192,898	597,451
Accrued expenses and other payables		7,765,385	2,164,772
Operating lease liabilities, current		131,141	167,592
Derivative Liability		676,890
Convertible debt, current		2,411,553	872,003
Total current liabilities		25,407,828	12,683,202
Non-current liabilities:
Operating lease liabilities, non-current			86,758
Total non-current liabilities		2,019,233	86,758
TOTAL LIABILITIES		27,427,061	12,769,960
Commitments and contingencies (Note 21)
Mezzanine equity (Aggregate liquidation preference of nil and $16,622,139 as of June 30, 2025 and 2024, respectively)
Receivables for Series A convertible redeemable preferred shares			(735,496)
Redeemable non-controlling interests		4,651,293	4,584,984
Total mezzanine equity		4,651,293	24,064,976
Shareholders’ deficit
Ordinary shares (par value of US$0.0001 per share; 500,000,000 shares authorized as of June 30, 2025 and 2024, respectively; 72,243,992 and 50,716,451 shares issued and outstanding as of June 30, 2025 and 2024, respectively)	[1]	7,224	5,072
Additional paid-in capital		34,042,059
Accumulated deficit	[1]	(40,217,153)	(27,273,366)
Accumulated other comprehensive income		900,287	1,269,726
Total shareholders’ deficit attributable to Scage Future		(5,267,583)	(25,998,568)
Non-controlling interests		(327,008)	(279,162)
Total shareholders’ deficit		(5,594,591)	(26,277,730)
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ DEFICIT		26,483,763	10,557,206
Series Angel Convertible Redeemable Preferred Shares
Mezzanine equity (Aggregate liquidation preference of nil and $16,622,139 as of June 30, 2025 and 2024, respectively)
Preferred shares, value			3,560,518
Series Pre-A Convertible Redeemable Preferred Shares
Mezzanine equity (Aggregate liquidation preference of nil and $16,622,139 as of June 30, 2025 and 2024, respectively)
Preferred shares, value			7,843,461
Series A Convertible Redeemable Preferred Shares
Mezzanine equity (Aggregate liquidation preference of nil and $16,622,139 as of June 30, 2025 and 2024, respectively)
Preferred shares, value			8,811,509
Related Party
Current assets:
Amounts due from related parties, net		11,387	39,489
Current liabilities:
Amounts due to related parties		1,884,129	238,887
Non-current liabilities:
Amounts due to a related party, non-current		$ 2,019,233

[1]	Par value of ordinary shares, share data and accumulated deficit have been retroactively restated to give effect to the Reverse Recapitalization (defined below) related to the Business Combination (defined below) completed on June 27, 2025. (Note 1 and Note 15)